UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 10, 2010
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      179

Form 13F Information Table Value Total: 124915



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE




NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY

3M Company
Common
88579Y101
624
7467
Sole


Abbott Laboratories
Common
002824100
643
12200
Sole


Aberdeen Emrg Mkts Telecom
Common
290890102
228
13400
Sole


Adams Express Co.
Common
006212104
2399
227406
Sole


Advent Claymore Conv Sec
Common
00764C109
1478
87900
Sole


Advent Claymore Enhanced G&I
Common
00765E104
265
22661
Sole


AFLAC Inc.
Common
001055102
380
7000
Sole


Alcoa, Inc.
Common
013817101
162
11400
Sole


AllianceBernstein Incm Fd
Common
01881E101
1468
180300
Sole


Allstate Corporation
Common
020002101
220
6800
Sole


Altria Group Inc
Common
02209S103
755
36800
Sole


Amazon.com Inc.
Common
023135106
543
4000
Sole


American Express Co.
Common
025816109
481
11652
Sole


Amgen Inc.
Common
031162100
580
9700
Sole


Anadarko Petroleum Corp
Common
032511107
269
3700
Sole


Aon Corp
Common
037389103
235
5500
Sole


Apple Inc.
Common
037833100
1856
7900
Sole


Applied Materials Inc.
Common
038222105
146
10800
Sole


AT&T Inc.
Common
00206R102
1244
48128
Sole


Automatic Data Processing Inc.
Common
053015103
529
11900
Sole


Baker Hughes Inc.
Common
057224107
286
6100
Sole


Bank of America Corp
Common
060505104
476
26659
Sole


Bank of New York Mellon Corp.
Common
064058100
326
10554
Sole


Baxter International
Common
071813109
437
7500
Sole


Becton Dickinson & Co.
Common
075887109
543
6900
Sole


Best Buy Co., Inc.
Common
086516101
277
6500
Sole


Biogen Idec Inc
Common
09062X103
229
4000
Sole


Blackrock Core Bond Tr
Sh Ben Int
09249E101
222
18200
Sole


BlackRock Credit Allocation In
Common
09255H105
552
54831
Sole


BlackRock Credit Allocation In
Common
09249V103
475
44800
Sole


BlackRock Credit Allocation In
Common
09255J101
267
29600
Sole


BlackRock Diver. Inc. Strategy
Common
09255W102
198
18800
Sole


Blackrock Hi Yield Trust
Sh Ben Int
09248N102
113
17535
Sole


BlackRock High Income Shares
Common
09250E107
223
109871
Sole


Blackrock Income Trus
Sh Ben Int
09247F100
724
110370
Sole


Blue Chip Value Fund
Common
095333100
804
242850
Sole


Bristol-Myers Squibb Co.
Common
110122108
614
23000
Sole


Calamos Convt & High Inc
Common
12811P108
655
53335
Sole


Calamos Strategic Total Return
Common
128125101
2558
279538
Sole


Capital One Financial Corp.
Common
14040H105
207
5000
Sole


Cardinal Health Inc.
Common
14149Y108
286
7950
Sole


Caterpillar Inc
Common
149123101
333
5300
Sole


Charles Schwab Corp
Common
808513105
318
17000
Sole


Chevron Corp
Common
166764100
1079
14232
Sole


Chubb Corp
Common
171232101
233
4500
Sole


Cisco Systems Inc.
Common
17275R102
2001
76870
Sole


Citigroup, Inc.
Common
172967101
97
24000
Sole


Claymore Dividend & Income Fd
Common
18385J105
424
30200
Sole


Coca-Cola Company
Common
191216100
1183
21500
Sole


Cohen & Steers Infrastr Fd
Common
19248A109
445
29900
Sole


Cohen & Steers Quality
Common
19247L106
1383
194000
Sole


Cohen & Steers REIT & Pfd
Common
19247X100
518
43271
Sole


Colgate-Palmolive Co
Common
194162103
375
4400
Sole


Comcast Cl A
Common, Cl A
20030N101
375
19925
Sole


ConocoPhillips
Common
20825C104
766
14974
Sole


CVS Caremark Corp.
Common
126650100
409
11176
Sole


Danaher Corporation
Common
235851102
240
3000
Sole


Deere & Company
Common
244199105
476
8000
Sole


DIRECTV Class A
Common, Cl A
25490A101
270
8000
Sole


Dominion Resources Inc.
Common
25746U109
399
9700
Sole


Dow 30 Enhanced Prem & Inc
Common
260537105
1753
164900
Sole


Dow 30 Prem & Div inc Fd
Common
260582101
207
14000
Sole


Duke Energy Corp
Common
26441C105
366
22400
Sole


DuPont de Nemours & Co.
Common
263534109
533
14300
Sole


Eli Lilly & Co.
Common
532457108
261
7200
Sole


EMC Corporation
Common
268648102
309
17148
Sole


Emerson Electric Co.
Common
291011104
529
10500
Sole


Enhanced SP 500 Cov Cl Fd
Common
29332W107
142
17100
Sole


Evergreen Int'l Bal Incm Fd.
Common
30024R109
351
25074
Sole


Exelon Corp
Common
30161N101
241
5500
Sole


Exxon Mobil Corporation
Common
30231G102
3180
47475
Sole


First Tr Str High Income Fd
Common
337347108
259
79216
Sole


First Trust Strat High Inc Fd
Common
33735C106
118
28300
Sole


First Trust Strategic II
Common
337353106
170
37700
Sole


First Trust/FIDAC Mortgage CEF
Common
33734E103
455
24731
Sole


Franklin Universal Trust
Sh Ben Int
355145103
200
33700
Sole


Freeport-McMoRan Copper
Common
35671D857
720
8619
Sole


Gabelli Dividend & Income Trst
Sh Ben Int
36242H104
3538
256950
Sole


Gabelli Equity Trust
Sh Ben Int
362397101
706
138900
Sole


Gap Inc.
Common
364760108
270
11700
Sole


General American Investors Co.
Common
368802104
361
14585
Sole


General Dynamics Corp.
Common
369550108
324
4200
Sole


General Electric Co
Common
369604103
1381
75900
Sole


General Mills Inc.
Common
370334104
283
4000
Sole


Gilead Sciences Inc.
Common
375558103
364
8000
Sole


Goldman Sachs Group Inc
Common
38141G104
1280
7500
Sole


Google Inc
Common
38259P508
2003
3532
Sole


Greater China Fund
Common
39167B102
387
32000
Sole


H&Q Healthcare Invest
Sh Ben Int
404052102
2255
175889
Sole


H&Q Life Sciences Investors
Sh Ben Int
404053100
1065
103590
Sole


H.J. Heinz Company
Common
423074103
397
8700
Sole


Halliburton Company
Common
406216101
368
12200
Sole


Hancock Bk& Thrift
Sh Ben Int
409735206
1838
109320
Sole


Hewlett-Packard Co
Common
428236103
872
16400
Sole


Home Depot Inc.
Common
437076102
291
9000
Sole


Honeywell Intl Inc
Common
438516106
226
5000
Sole


Hudson City Bancorp Inc
Common
443683107
255
18000
Sole


IBM Corp
Common
459200101
1577
12300
Sole


Illinois Tool Works Inc.
Common
452308109
393
8300
Sole


Intel Corporation
Common
458140100
1271
57099
Sole


John Hancock Pfd Inc
Sh Ben Int
41013W108
906
49300
Sole


John Hancock Pref II
Common
41013X106
497
27379
Sole


Johnson & Johnson
Common
478160104
1884
28900
Sole


JPMorgan Chase & Co
Common
46625H100
2118
47332
Sole


Kimberly-Clark Corp.
Common
494368103
283
4500
Sole


Kraft Foods Inc
Common
50075N104
331
10932
Sole


Lazard World Div & Incme Fd
Common
521076109
133
11049
Sole


Liberty All Star Equity Fd
Common
530158104
3142
661429
Sole


Liberty All Star Growth Fund
Sh Ben Int
529900102
1104
295301
Sole


Lockheed Martin Corp.
Common
539830109
458
5500
Sole


MacQuarie Glob Infr TR Fd
Common
55608D101
716
44934
Sole


Macquarie/First Tr Global
Common
55607W100
163
12863
Sole


Marathon Oil Corp
Common
565849106
364
11500
Sole


Marsh & McLennan Cos
Common
571748102
244
10000
Sole


McDonald's Corp.
Common
580135101
761
11400
Sole


McKesson Corp
Common
58155Q103
283
4300
Sole


Medtronic Inc.
Common
585055106
698
15500
Sole


Merck & Co. Inc.
Common
58933Y105
664
17767
Sole


MetLife, Inc.
Common
59156R108
312
7200
Sole


Microsoft Corporation
Common
594918104
1908
65200
Sole


Monsanto Co
Common
61166W101
261
3660
Sole


Montgomery St. Incm
Common
614115103
200
12941
Sole


Morgan Stanley
Common
617446448
395
13500
Sole


MS China A Fund
Common
617468103
2643
91152
Sole


MS Frontier Emerging Mkts Fd
Common
61757P101
150
12355
Sole


MS Malaysia Fund Inc.
Common
560905101
255
29300
Sole


MS Thai Fund
Common
882904105
675
69120
Sole


MSDW India Invest
Common
61745C105
1173
50300
Sole


NASDAQ Prem Inc & Grwth
Common
63110R105
140
10117
Sole


Neuberger Berman Real Est Sec
Common
64190A103
65
18900
Sole


New Ireland Fund Inc
Common
645673104
119
16200
Sole


News Corp Cl A
Common, Cl A
65248E104
144
10000
Sole


NFJ Div. Inter. & Premium Stra
Common
65337H109
2752
173980
Sole


Nich-Appl Eqty & Conv Inc Fd
Common
65370K100
401
23700
Sole


Nike Inc cl B
Common, Cl B
654106103
485
6600
Sole


Norfolk Southern Corp
Common
655844108
307
5500
Sole


Occidental Petroleum Corp
Common
674599105
634
7500
Sole


Oracle Corporation
Common
68389X105
896
34872
Sole


PepsiCo, Inc.
Common
713448108
503
7600
Sole


Pfizer Inc.
Common
717081103
910
53084
Sole


Philip Morris Intl
Common
718172109
313
6000
Sole


PNC Financial Services
Common
693475105
513
8600
Sole


Praxair, Inc.
Common
74005P104
540
6500
Sole


Procter & Gamble Co.
Common
742718109
1772
28002
Sole


Qualcomm Inc.
Common
747525103
420
10000
Sole


Royce Focus Trust
Common
78080N108
354
53014
Sole


Royce Micro Cap Tr
Common
780915104
1266
154556
Sole


Royce Value Trust
Common
780910105
4255
359402
Sole


Schlumberger Ltd.
Common
806857108
571
9000
Sole


Source Capital Inc.
Common
836144105
886
19100
Sole


Southern Company
Common
842587107
395
11900
Sole


Staples Inc.
Common
855030102
299
12800
Sole


Sysco Corporation
Common
871829107
304
10300
Sole


Taiwan Fund
Common
874036106
695
49700
Sole


Target Corporation
Common
87612E106
752
14300
Sole


Templeton Dragon
Common
88018T101
852
32900
Sole


Texas Instruments, Inc.
Common
882508104
206
8400
Sole


The Travelers Companies
Common
89417E109
678
12568
Sole


Time Warner Inc
Common
887317303
237
7566
Sole


TJX Companies Inc.
Common
872540109
404
9500
Sole


Transocean Inc
Common
H8817H100
216
2500
Sole


Tri-Continental Corp.
Common
895436103
1980
161334
Sole


U.S. Bancorp
Common
902973304
347
13401
Sole


Union Pacific Corp.
Common
907818108
476
6500
Sole


United Parcel Service Inc.
Common
911312106
328
5100
Sole


United Technologies Corp
Common
913017109
634
8608
Sole


UnitedHealth Group, Inc.
Common
91324P102
359
11000
Sole


Verizon Communications, Inc.
Common
92343V104
605
19500
Sole


Viacom Inc Cl B
Common, Cl B
92553P201
222
6450
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
212
18000
Sole


Walgreen Company
Common
931422109
330
8900
Sole


Wal-Mart Stores, Inc.
Common
931142103
1090
19600
Sole


Walt Disney Company
Common
254687106
723
20700
Sole


Waste Management Inc.
Common
94106L109
320
9300
Sole


WellPoint, Inc.
Common
94973V107
290
4500
Sole


Wells Fargo & Co
Common
949746101
1341
43106
Sole


XTO Energy Inc
Common
98385X106
295
6250
Sole


Yum! Brands, Inc.
Common
988498101
441
11500
Sole


Zweig Fund, Inc.
Common
989834106
1117
315650
Sole